Deferred Revenue (Tables)	12 Months Ended
Oct. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred revenue
As of October 31	2011	2010
Payment in advance of services rendered	$1,115	$4,872
Deferred credit related to government loan(a)	3,467	5,348
Deposits for reimbursable costs(b)	1,093	6,343
Other	-	410
	5,675	16,973
Less: current portion	(1,820)	(7,542)
Long-term portion of deferred revenue	$3,855	$9,431

(a)      The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining five-year term of the debt using the sum of the years' digits method.

(b)      For the year ended October 31, 2011, $3.3 million of deferred revenue for facilities and equipment paid by a customer was released upon the contract cancellation.